Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Beginning balance	£ 61,868	£ 88,002
Issued during the year	3,440
Ending balance	57,745	69,585
Beginning balance	254,303
Ending balance	257,343
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	254,303	247,460
Issued during the year	3,040
Ending balance	257,343	247,460
Beginning balance	254,303	247,460
Issued for public offering	3,040
Ending balance	£ 257,343	£ 247,460
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid, Beginning balance	624,928,519	584,908,239
Issued	18,276,275
Ordinary shares issued and fully paid, Ending balance	643,204,794	584,908,239
Ordinary share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	£ 1,875	£ 1,755
Issued during the year	55
Ending balance	£ 1,930	£ 1,755